ACCRUED EXPENSES AND OTHER PAYABLES (Tables)	12 Months Ended
Dec. 31, 2024
ACCRUED EXPENSES AND OTHER PAYABLES
Schedule of Accrued Expenses and Other Payables

	December 31,	December 31,
	2023	2024
	RMB	RMB
Refund liability*	22,141,880	23,923,454
Accrued payroll and welfare	17,901,640	19,185,023
Accrued professional services expenses	3,102,467	3,237,079
Income taxes payable	1,081	—
Other current liabilities	5,999,035	10,027,404
Total accrued expenses and other payables	49,146,103	56,372,960

*Refund liability represents the estimated amount of refund if a student decides to withdraw from the Group’s programs or services or a full or partial return of the service fees are repaid to students based on the final outcome of the performance targets and is estimated based on historical experience and performance.